CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman U.S. Equity Impact Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 223 to the Registrant’s Registration Statement (“Amendment No. 223”), and (b) that Amendment No. 223 was filed electronically.

Dated: March 8, 2021	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary